Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2020

VIPMID-QTLY-1120
1.808785.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Entertainment - 4.0%
Activision Blizzard, Inc.	1,880,200	$152,202,188
Electronic Arts, Inc. (a)	861,290	112,320,829
		264,523,017
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	359,404	39,768,053
Media - 1.0%
Interpublic Group of Companies, Inc.	2,503,385	41,731,428
The New York Times Co. Class A (b)	499,500	21,373,605
		63,105,033

TOTAL COMMUNICATION SERVICES		367,396,103

CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.3%
Harley-Davidson, Inc. (b)	718,700	17,636,898
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	356,200	28,474,628
Hotels, Restaurants & Leisure - 6.1%
ARAMARK Holdings Corp.	962,900	25,468,705
Caesars Entertainment, Inc. (a)	1,204,539	67,526,456
Churchill Downs, Inc.	493,400	80,828,788
Dine Brands Global, Inc.	406,198	22,174,349
Dunkin' Brands Group, Inc.	652,400	53,438,084
Hilton Grand Vacations, Inc. (a)	948,100	19,891,138
Jubilant Foodworks Ltd.	150,140	4,767,470
Noodles & Co. (a)(c)	2,746,612	18,869,224
Penn National Gaming, Inc. (a)	805,400	58,552,580
Planet Fitness, Inc. (a)	305,200	18,806,424
Vail Resorts, Inc.	140,600	30,084,182
		400,407,400
Household Durables - 1.4%
KB Home	370,800	14,235,012
NVR, Inc. (a)	4,900	20,007,288
Taylor Morrison Home Corp. (a)	1,512,000	37,180,080
Toll Brothers, Inc.	460,400	22,403,064
		93,825,444
Internet & Direct Marketing Retail - 0.8%
Naspers Ltd. Class N	30,800	5,440,016
Revolve Group, Inc. (a)(b)	603,700	9,918,791
The Booking Holdings, Inc. (a)	19,800	33,871,464
		49,230,271
Leisure Products - 0.3%
YETI Holdings, Inc. (a)	401,500	18,195,980
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	585,900	53,516,106
Specialty Retail - 1.6%
Five Below, Inc. (a)	374,300	47,536,100
Williams-Sonoma, Inc.	666,100	60,242,084
		107,778,184
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	613,325	134,937,633
PVH Corp.	213,200	12,715,248
		147,652,881

TOTAL CONSUMER DISCRETIONARY		916,717,792

CONSUMER STAPLES - 5.6%
Beverages - 0.6%
C&C Group PLC (United Kingdom)	7,982,445	20,188,290
Monster Beverage Corp. (a)	254,100	20,378,820
		40,567,110
Food & Staples Retailing - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	1,715,300	71,270,715
Kroger Co.	472,500	16,022,475
Performance Food Group Co. (a)	1,387,196	48,024,726
U.S. Foods Holding Corp. (a)	1,740,800	38,680,576
		173,998,492
Food Products - 1.5%
Nomad Foods Ltd. (a)	3,382,400	86,183,552
Post Holdings, Inc. (a)	169,100	14,542,600
		100,726,152
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	907,400	51,866,984

TOTAL CONSUMER STAPLES		367,158,738

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	394,081	5,237,336
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	740,800	12,860,288
Cheniere Energy, Inc. (a)	391,100	18,096,197
Hess Corp.	295,700	12,103,001
Magnolia Oil & Gas Corp. Class A (a)	729,200	3,769,964
New Fortress Energy LLC	480,480	21,145,925
Pioneer Natural Resources Co.	54,400	4,677,856
World Fuel Services Corp.	547,600	11,603,644
		84,256,875

TOTAL ENERGY		89,494,211

FINANCIALS - 11.8%
Banks - 3.3%
BankUnited, Inc.	738,861	16,188,445
Boston Private Financial Holdings, Inc.	1,543,516	8,520,208
CVB Financial Corp.	1,207,362	20,078,430
First Horizon National Corp.	3,406,678	32,124,974
First Republic Bank	60,600	6,609,036
Huntington Bancshares, Inc.	2,768,616	25,388,209
KeyCorp	1,278,600	15,253,698
M&T Bank Corp.	306,500	28,225,585
Signature Bank	367,400	30,490,526
Union Bankshares Corp.	453,700	9,695,569
Wintrust Financial Corp.	601,800	24,102,090
		216,676,770
Capital Markets - 2.5%
Ameriprise Financial, Inc.	323,513	49,856,588
Cboe Global Markets, Inc.	100,600	8,826,644
Moody's Corp.	134,300	38,926,855
Raymond James Financial, Inc.	597,595	43,481,012
TMX Group Ltd.	187,900	19,324,116
		160,415,215
Consumer Finance - 0.6%
Capital One Financial Corp.	255,400	18,353,044
Synchrony Financial	810,300	21,205,551
		39,558,595
Insurance - 4.9%
Assurant, Inc.	282,300	34,245,813
Chubb Ltd.	245,839	28,546,825
eHealth, Inc. (a)	212,000	16,748,000
GoHealth, Inc. (a)(b)	549,300	7,154,633
Hartford Financial Services Group, Inc.	635,000	23,406,100
Hiscox Ltd.	1,364,717	15,732,440
Old Republic International Corp.	2,744,100	40,448,034
Primerica, Inc.	595,520	67,377,133
Principal Financial Group, Inc.	423,200	17,042,264
Reinsurance Group of America, Inc.	321,624	30,615,389
RenaissanceRe Holdings Ltd.	238,700	40,516,938
		321,833,569
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	914,540	33,847,125

TOTAL FINANCIALS		772,331,274

HEALTH CARE - 8.8%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	352,500	40,336,575
Argenx SE ADR (a)	42,745	11,221,417
Arrowhead Pharmaceuticals, Inc. (a)	148,100	6,377,186
FibroGen, Inc. (a)	437,800	18,002,336
Neurocrine Biosciences, Inc. (a)	113,400	10,904,544
Regeneron Pharmaceuticals, Inc. (a)	26,800	15,002,104
Sarepta Therapeutics, Inc. (a)	197,300	27,706,839
		129,551,001
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	704,303	26,911,418
Hologic, Inc. (a)	884,681	58,804,746
ResMed, Inc.	138,748	23,785,570
STERIS PLC	123,000	21,671,370
The Cooper Companies, Inc.	78,983	26,626,749
Zimmer Biomet Holdings, Inc.	494,700	67,348,458
		225,148,311
Health Care Providers & Services - 2.0%
Centene Corp. (a)	567,076	33,077,543
HealthEquity, Inc. (a)	278,000	14,280,860
Molina Healthcare, Inc. (a)	367,800	67,322,112
Universal Health Services, Inc. Class B	158,400	16,951,968
		131,632,483
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	59,399	7,405,867
Charles River Laboratories International, Inc. (a)	129,900	29,415,855
Thermo Fisher Scientific, Inc.	127,263	56,189,160
		93,010,882

TOTAL HEALTH CARE		579,342,677

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	191,500	17,369,050
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)(b)	592,981	50,201,771
Airlines - 0.2%
Allegiant Travel Co.	39,700	4,756,060
Copa Holdings SA Class A	85,200	4,288,968
Southwest Airlines Co.	194,500	7,293,750
		16,338,778
Building Products - 1.6%
Builders FirstSource, Inc. (a)	1,370,900	44,718,758
Trane Technologies PLC	485,045	58,811,706
		103,530,464
Commercial Services & Supplies - 1.3%
HNI Corp.	476,900	14,965,122
Knoll, Inc.	1,293,506	15,599,682
Stericycle, Inc. (a)	619,492	39,065,166
Tetra Tech, Inc.	181,700	17,352,350
		86,982,320
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	605,900	32,003,638
Jacobs Engineering Group, Inc.	345,955	32,094,245
		64,097,883
Electrical Equipment - 6.0%
Acuity Brands, Inc.	153,900	15,751,665
AMETEK, Inc.	542,600	53,934,440
Generac Holdings, Inc. (a)	638,600	123,658,504
Hubbell, Inc. Class B	3,500	478,940
Regal Beloit Corp.	312,315	29,317,009
Sensata Technologies, Inc. PLC (a)	621,600	26,815,824
Sunrun, Inc. (a)(b)	1,907,983	147,048,250
		397,004,632
Machinery - 2.5%
Allison Transmission Holdings, Inc.	812,200	28,540,708
Fortive Corp.	502,600	38,303,146
IDEX Corp.	74,700	13,626,027
ITT, Inc.	1,391,400	82,162,170
		162,632,051
Professional Services - 1.0%
ASGN, Inc. (a)	452,493	28,760,455
Clarivate Analytics PLC (a)	602,700	18,677,673
TriNet Group, Inc. (a)	336,400	19,955,248
		67,393,376
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	611,700	24,896,190
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	1,172,493	48,353,611

TOTAL INDUSTRIALS		1,038,800,126

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.6%
Ciena Corp. (a)	675,600	26,814,564
Digi International, Inc. (a)	1,295,400	20,247,102
Ericsson (B Shares)	2,814,100	30,795,368
F5 Networks, Inc. (a)	139,400	17,114,138
Lumentum Holdings, Inc. (a)	171,400	12,877,282
		107,848,454
Electronic Equipment & Components - 3.5%
CDW Corp.	166,501	19,901,865
II-VI, Inc. (a)	511,600	20,750,496
Jabil, Inc.	366,100	12,542,586
Samsung SDI Co. Ltd.	169,310	62,939,711
TE Connectivity Ltd.	414,466	40,509,907
Trimble, Inc. (a)	404,500	19,699,150
Zebra Technologies Corp. Class A (a)	222,500	56,172,350
		232,516,065
IT Services - 7.4%
Akamai Technologies, Inc. (a)	932,900	103,122,766
Black Knight, Inc. (a)	633,100	55,111,355
EPAM Systems, Inc. (a)	149,800	48,427,344
Euronet Worldwide, Inc. (a)	190,177	17,325,125
Genpact Ltd.	1,717,488	66,896,158
Global Payments, Inc.	89,302	15,858,249
GoDaddy, Inc. (a)	840,800	63,875,576
KBR, Inc.	1,485,500	33,215,780
PayPal Holdings, Inc. (a)	138,300	27,249,249
Visa, Inc. Class A	170,000	33,994,900
WNS Holdings Ltd. sponsored ADR (a)	286,600	18,330,936
		483,407,438
Semiconductors & Semiconductor Equipment - 5.5%
Enphase Energy, Inc. (a)	265,000	21,886,350
Marvell Technology Group Ltd.	1,567,600	62,233,720
MediaTek, Inc.	967,000	20,290,687
MKS Instruments, Inc.	438,600	47,908,278
NXP Semiconductors NV	435,200	54,317,312
ON Semiconductor Corp. (a)	1,507,100	32,688,999
Semtech Corp. (a)	265,251	14,047,693
SolarEdge Technologies, Inc. (a)	455,900	108,663,765
		362,036,804
Software - 1.4%
Adobe, Inc. (a)	86,600	42,471,238
Digital Turbine, Inc. (a)	833,900	27,301,886
Dynatrace, Inc. (a)	503,500	20,653,570
		90,426,694

TOTAL INFORMATION TECHNOLOGY		1,276,235,455

MATERIALS - 6.0%
Chemicals - 2.7%
Albemarle Corp. U.S.	182,158	16,263,066
Celanese Corp. Class A	165,300	17,761,485
Element Solutions, Inc. (a)	3,963,800	41,659,538
Innospec, Inc.	38,040	2,408,693
LG Chemical Ltd.	90,055	50,505,493
Olin Corp.	25,960	321,385
Orion Engineered Carbons SA	1,337,200	16,728,372
The Chemours Co. LLC	1,588,000	33,205,080
		178,853,112
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	85,800	20,193,888
Containers & Packaging - 1.3%
Aptargroup, Inc.	165,230	18,704,036
Avery Dennison Corp.	439,400	56,172,896
Silgan Holdings, Inc.	298,900	10,990,553
		85,867,485
Metals & Mining - 1.7%
B2Gold Corp.	3,017,200	19,645,619
Barrick Gold Corp.	2,368,484	66,578,085
Compass Minerals International, Inc.	116,600	6,920,210
Pan American Silver Corp. rights (a)	686,100	535,089
Torex Gold Resources, Inc. (a)	1,221,100	17,268,081
		110,947,084

TOTAL MATERIALS		395,861,569

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities, Inc.	221,000	35,360,000
American Homes 4 Rent Class A	932,800	26,566,144
Corporate Office Properties Trust (SBI)	1,046,500	24,822,980
CyrusOne, Inc.	359,400	25,168,782
Digital Realty Trust, Inc.	260,000	38,157,600
Douglas Emmett, Inc.	685,300	17,201,030
Duke Realty Corp.	651,700	24,047,730
Healthcare Trust of America, Inc.	883,400	22,968,400
Hibernia (REIT) PLC	2,530,794	2,958,328
Highwoods Properties, Inc. (SBI)	1,206,900	40,515,633
Invitation Homes, Inc.	1,036,100	29,000,439
Mid-America Apartment Communities, Inc.	122,000	14,145,900
National Retail Properties, Inc.	673,700	23,249,387
Outfront Media, Inc.	1,137,300	16,547,715
Realty Income Corp.	316,900	19,251,675
Safestore Holdings PLC	4,193,474	42,206,184
		402,167,927
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	559,923	26,299,583

TOTAL REAL ESTATE		428,467,510

UTILITIES - 4.6%
Electric Utilities - 0.5%
Edison International	335,400	17,051,736
PG&E Corp. (a)	1,857,500	17,441,925
		34,493,661
Independent Power and Renewable Electricity Producers - 4.1%
Clearway Energy, Inc. Class C	2,965,600	79,952,576
NextEra Energy Partners LP	1,308,000	78,427,680
The AES Corp.	6,121,000	110,851,310
		269,231,566

TOTAL UTILITIES		303,725,227

TOTAL COMMON STOCKS
(Cost $4,895,222,794)		6,535,530,682

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.10% (d)	28,808,524	28,814,285
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	105,497,865	105,508,415
TOTAL MONEY MARKET FUNDS
(Cost $134,322,700)		134,322,700
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $5,029,545,494)		6,669,853,382
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(94,429,366)
NET ASSETS - 100%		$6,575,424,016

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242,397
Fidelity Securities Lending Cash Central Fund	794,616
Total	$1,037,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Noodles & Co.	$--	$18,898,417	$--	$--	$--	$(29,193)	$18,869,224
Total	$--	$18,898,417	$--	$--	$--	$(29,193)	$18,869,224

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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